Net pension assets	12 Months Ended
Dec. 31, 2017
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Net pension assets
15.	Net pension assets

	2017	2016
Pension assets	$23,794	$25,946

Post-employment benefits	(19,997)	(16,498)
Other employee benefits	(612)	(622)

Total employee benefits liability	$(20,609)	$(17,120)

Net pension asset	$3,185	$8,826

In accordance with Panamanian law, the Company contributes to the following defined benefit plans:

Seniority premium plan: it covers all employees eligible for the seniority premium as provided by the Company. Employees are fully vested in their benefit upon leaving the Company. The benefits consist of 1.92% of eligible earnings accumulated for each year of service.

Indemnity plan: it covers all employees eligible for the indemnity plan as provided by the Company. The benefits consist of 6.54% of eligible earnings accumulated for each year of service.

The actuarial liability is recognized for the legal obligation under the formal terms of the plan, and for the implied projections as required under IAS 19R. These actuarial projections do not constitute a legal obligation for the Company.

The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees ‘expenses” in the accompanying consolidated statement of profit or loss:

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31, 2017
Current service cost	(1,767)	—	(1,767)
Interest cost on net benefit obligation	(568)	778	210

Net benefit expense	$(2,335)	$778	$(1,557)

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31, 2016
Current service cost	(1,724)	—	(1,724)
Interest cost on net benefit obligation	(516)	689	173

Net benefit expense	$(2,240)	$689	$(1,551)

	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Year ended December 31, 2015
Current service cost	(1,638)	—	(1,638)
Interest cost on net benefit obligation	(422)	532	110

Net benefit expense	$(2,060)	$532	$(1,528)

The following table shows reconciliation from the opening balance to the closing balances for net pension asset and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2015	$(12,778)	$18,559	$(3,259)	$2,522
Current service cost	(1,638)	—	—	(1,638)
Interest cost	(422)	532	—	110
Return on plan assets greater (less) than discount rate	—	701		701
Experience (gain) loss	(809)	—	—	(809)
Investment return	—	105	—	105
Gross benefits paid	—	(599)	—	(599)
Assumption changes	222	—	—	222
Employer contributions	—	3,749	—	3,749
Benefits paid	957	(774)	—	183
Adjustments	—	—	1,504	1,504

At December 31, 2015	$(14,468)	$22,273	$(1,755)	$6,050
Current service cost	(1,724)	—	—	(1,724)
Interest (cost) income	(516)	689	—	173
Return on plan assets greater (less) than discount rate	—	518		518
Experience gain (loss)	(1,052)	—	—	(1,052)
Investment return	—	27	—	27
Gross benefits paid	—	(513)	—	(513)
Assumption changes	(67)	—	—	(67)
Employer contributions	—	3,970	—	3,970
Benefits paid	1,329	(1,018)	(75)	236
Adjustments	—	—	1,208	1,208

As of December 31, 2016	$(16,498)	$25,946	$(622)	$8,826
Current service cost	(1,767)	—	—	(1,767)
Interest (cost) income	(568)	778	—	210
Return on plan assets greater (less) than discount rate	—	(21)	—	(21)
Experience gain (loss)	(2,033)	—	—	(2,033)
Investment return	—	88	—	88
Gross benefits paid	—	(440)	—	(440)
Assumption changes	(226)	—	—	(226)
Employer contributions	—	(1,677)	—	(1,677)
Benefits paid	1,095	(880)	—	215
Adjustments	—	—	10	10

As of December 31, 2017	$(19,997)	$23,794	$(612)	$3,185

As of December 31, 2017 and 2016, plan assets are comprised totally by fixed term deposits. As of December 31, 2017 employer contributions is a net amount of regular contributions by $ 3.5 million and retirement of interest earned by $ 5.2 million.

For the year ended December 31, 2017 actuarial loss of $2.0 million (2016: $1.1 million and 2015:$2.2 million) where recognized in other comprehensive income.

The following were the principal actuarial assumptions at the reporting date:

	2017	2016	2015
Economic assumptions -
Discount rate	3.15%	3.37%	3.45%
Compensation - salary increase	4%	4%	4%
Demographic assumptions -
Mortality	RP - 2000 no collar
Termination	13% all ages
Retirement
Males	62 years
Females	57 years

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2017		December, 31 2016		December, 31 2015
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$(506)	$537	$(410)	$434	$(366)	$388
Salary rate (0.5% movement)	99	(89)	122	(117)	114	(109)

The following payments are expected contributions to the defined benefit plan in future years:

	2017	2016
Up to one year	$3,424	$2,823
One to five years	10,794	9,195
Over five years	11,401	9,453

Total expected payments	$25,619	$21,471